LONG-TERM INVESTMENTS AND EQUITY METHOD INVESTMENT - Equity securities without readily determinable fair value - (Details)	1 Months Ended									12 Months Ended
	Sep. 30, 2023 USD ($)	Jun. 30, 2022 USD ($) shares	Nov. 30, 2021 USD ($) shares	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Oct. 31, 2017 USD ($)	Oct. 31, 2017 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value										$ 3,248,427	$ 3,519,993
Payment for longterm investments											500,000	$ 243,289
Fortune Rise Acquisition Corporation ("FRLAU")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value										200,237	200,237
Percentage of equity interest acquired			0.80%
Payment for longterm investments			$ 201,248
Change of fair value										0	0
Fortune Rise Acquisition Corporation ("FRLAU") | Founder Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares			122,000
Number of shares held, after sale | shares												98,800
Fortune Rise Acquisition Corporation ("FRLAU") | Private Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares			20,000
Fortune Rise Acquisition Corporation ("FRLAU") | Representative Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares			60,000
Shenzhen Guru Club Information Technology Group Co., LTD. ("Guru")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value										1,369,994	1,408,472
Percentage of equity interest acquired								1.00%	1.00%
Payment for longterm investments								$ 1,536,972	¥ 10,000,000
Change of fair value										0	0
Shanghai Realize Investment Consulting Co., Ltd. ("Realize")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value										821,997	845,082
Percentage of equity interest acquired				1.50%	1.50%
Payment for longterm investments				$ 926,183	¥ 6,000,000
Change of fair value										0	0
Shanghai Yisong Consulting Management Co., LTD ("Yisong")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value										356,199	366,202
Percentage of equity interest acquired						5.00%	5.00%
Payment for longterm investments						$ 400,962	¥ 2,600,000
Change of fair value										0	0
Feutune Light Acquisition Corporation ("FLFVU")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value											200,000
Percentage of equity interest acquired		0.63%
Payment for longterm investments		$ 200,000
Feutune Light Acquisition Corporation ("FLFVU") | Private Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares		20,000
Feutune Light Acquisition Corporation ("FLFVU") | Representative Shares
Equity Securities Without Readily Determinable Fair Value [Line Items]
Number of shares acquired | shares		60,000
Mainnet Group Holdings ("Mainnet")
Equity Securities Without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value										500,000	500,000
Percentage of equity interest acquired	2.00%
Payment for longterm investments	$ 500,000
Change of fair value										$ 0	$ 0